Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Leisure Portfolio	Apr. 29, 2025
Select Leisure Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	20.19%
Past 5 years	13.79%
Past 10 years	12.45%
Select Leisure Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.18%
Past 5 years	11.75%
Past 10 years	10.51%
Select Leisure Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.36%
Past 5 years	10.55%
Past 10 years	9.71%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1518
Average Annual Return:
Past 1 year	16.70%
Past 5 years	9.33%
Past 10 years	11.53%